UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08014
Investment Company Act File Number
Dividend Builder Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Dividend Builder Portfolio	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Aerospace & Defense — 3.0%
General Dynamics Corp.	340,000	$26,248,000
United Technologies Corp.	250,000	18,402,500

		$44,650,500

Air Freight & Logistics — 0.6%
Deutsche Post AG	500,000	$8,659,849

		$8,659,849

Beverages — 3.1%
Diageo PLC	1,000,000	$16,812,859
Foster’s Group, Ltd.	2,700,000	13,089,586
PepsiCo, Inc.	250,000	16,540,000

		$46,442,445

Capital Markets — 0.7%
Goldman Sachs Group, Inc.	60,000	$10,237,800

		$10,237,800

Chemicals — 1.0%
Terra Industries, Inc.	330,000	$15,100,800

		$15,100,800

Commercial Banks — 4.6%
PNC Financial Services Group, Inc.	425,000	$25,372,500
U.S. Bancorp(1)	375,000	9,705,000
Wells Fargo & Co.	1,091,672	33,972,833

		$69,050,333

Communications Equipment — 1.5%
QUALCOMM, Inc.	550,000	$23,094,500

		$23,094,500

Computers & Peripherals — 6.2%
Apple, Inc.(2)	123,000	$28,896,390
Hewlett-Packard Co.	600,000	31,890,000
International Business Machines Corp.	260,000	33,345,000

		$94,131,390

Diversified Financial Services — 3.1%
Bank of America Corp.	2,594,289	$46,308,059

		$46,308,059

Diversified Telecommunication Services — 2.9%
AT&T, Inc.	350,000	$9,044,000
Bezeq Israeli Telecommunication Corp., Ltd.	2,375,664	6,738,354
Koninklijke KPN NV(1)	750,000	11,901,715
Verizon Communications, Inc.	525,000	16,285,500

		$43,969,569

Electric Utilities — 1.4%
American Electric Power Co., Inc.	405,000	$13,842,900
Fortum Oyj(1)	300,000	7,342,091

		$21,184,991

Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	700,000	$14,147,000

		$14,147,000

Security	Shares	Value
Energy Equipment & Services — 2.5%
Diamond Offshore Drilling, Inc.(1)	225,000	$19,982,250
Halliburton Co.	400,000	12,052,000
Technip SA(1)	75,000	6,088,021

		$38,122,271

Food & Staples Retailing — 3.5%
Costco Wholesale Corp.	150,000	$8,956,500
CVS Caremark Corp.	500,000	18,280,000
Wal-Mart Stores, Inc.	450,000	25,020,000

		$52,256,500

Food Products — 2.0%
Nestle SA	600,000	$30,745,185

		$30,745,185

Health Care Equipment & Supplies — 2.3%
Boston Scientific Corp.(2)	800,000	$5,776,000
Covidien PLC	475,000	23,883,000
Masimo Corp.(1)	210,000	5,575,500

		$35,234,500

Hotels, Restaurants & Leisure — 2.9%
Carnival Corp.	450,000	$17,496,000
McDonald’s Corp.	400,000	26,688,000

		$44,184,000

Household Durables — 0.8%
Electrolux AB(1)	500,000	$11,452,516

		$11,452,516

Household Products — 1.5%
Colgate-Palmolive Co.	275,000	$23,446,500

		$23,446,500

Industrial Conglomerates — 3.1%
General Electric Co.	450,000	$8,190,000
Siemens AG	150,000	14,987,547
Tyco International, Ltd.	610,094	23,336,095

		$46,513,642

Insurance — 6.3%
Lincoln National Corp.	650,600	$19,973,420
MetLife, Inc.	500,169	21,677,324
Prudential Financial, Inc.	576,304	34,866,392
Zurich Financial Services AG	70,000	17,954,547

		$94,471,683

IT Services — 1.3%
MasterCard, Inc., Class A(1)	80,000	$20,320,000

		$20,320,000

Machinery — 3.8%
Caterpillar, Inc.(1)	300,000	$18,855,000
Danaher Corp.	150,000	11,986,500
PACCAR, Inc.(1)	620,000	26,870,800

		$57,712,300

Media — 1.2%
Eutelsat Communications(1)	212,167	$7,542,388
Time Warner Cable, Inc.	200,000	10,662,000

		$18,204,388

Security	Shares	Value
Metals & Mining — 2.3%
BHP Billiton, Ltd. ADR(1)	250,000	$20,080,000
Freeport-McMoRan Copper & Gold, Inc.	130,000	10,860,200
Goldcorp, Inc.	115,000	4,280,300

		$35,220,500

Multi-Utilities — 3.3%
CMS Energy Corp.(1)	1,700,000	$26,282,000
National Grid PLC	490,000	4,769,844
PG&E Corp.	450,000	19,089,000

		$50,140,844

Oil, Gas & Consumable Fuels — 7.1%
Anadarko Petroleum Corp.	300,000	$21,849,000
Apache Corp.	180,000	18,270,000
Chevron Corp.	240,000	18,199,200
Exxon Mobil Corp.(1)	95,000	6,363,100
Occidental Petroleum Corp.	269,000	22,741,260
Royal Dutch Shell PLC, Class A	670,000	19,425,202

		$106,847,762

Personal Products — 0.6%
Avon Products, Inc.	250,000	$8,467,500

		$8,467,500

Pharmaceuticals — 12.4%
Abbott Laboratories	300,000	$15,804,000
AstraZeneca PLC	325,000	14,490,365
Bristol-Myers Squibb Co.	1,000,000	26,700,000
GlaxoSmithKline PLC	600,000	11,516,851
Merck & Co., Inc.	500,000	18,675,000
Novartis AG ADR(1)	391,667	21,189,184
Pfizer, Inc.	1,458,025	25,005,129
Roche Holding AG	120,000	19,489,251
Sanofi-Aventis SA	250,000	18,657,087
Teva Pharmaceutical Industries, Ltd. ADR	250,000	15,770,000

		$187,296,867

Real Estate Investment Trusts (REITs) — 0.9%
Annaly Capital Management, Inc.(1)	825,000	$14,173,500

		$14,173,500

Road & Rail — 1.0%
Union Pacific Corp.	210,000	$15,393,000

		$15,393,000

Semiconductors & Semiconductor Equipment — 5.7%
Analog Devices, Inc.	800,000	$23,056,000
Intel Corp.	1,300,000	28,938,000
Maxim Integrated Products, Inc.	850,000	16,481,500
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,607,998	16,867,899

		$85,343,399

Software — 2.2%
Microsoft Corp.	500,000	$14,635,000
SAP AG ADR(1)	375,000	18,063,750

		$32,698,750

Specialty Retail — 0.9%
Home Depot, Inc.(1)	400,000	$12,940,000

		$12,940,000

Security	Shares	Value
Tobacco — 0.9%
British American Tobacco PLC	400,000	$13,790,188

		$13,790,188

Wireless Telecommunication Services — 0.9%
Philippine Long Distance Telephone Co. ADR	100,000	$5,328,000
Vodafone Group PLC ADR(1)	330,000	7,685,700

		$13,013,700

Total Common Stocks (identified cost $1,238,314,228)		$1,484,966,731

Short-Term Investments — 13.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.20%(3)(4)	$180,218	$180,217,681
Eaton Vance Cash Reserves Fund, LLC, 0.17%(3)	19,149	19,148,721

Total Short-Term Investments (identified cost $199,366,402)		$199,366,402

Total Investments — 111.6% (identified cost $1,437,680,630)		$1,684,333,133

Other Assets, Less Liabilities — (11.6)%		$(175,722,960)

Net Assets — 100.0%		$1,508,610,173

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		All or a portion of this security was on loan at March 31, 2010.

(2)		Non-income producing security.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2010. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees), and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the fiscal year to date ended March 31, 2010 were $84,581, $3,883 and $0, respectively.

(4)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2010, the Portfolio loaned securities having a market value of $175,934,588 and received $180,217,681 of cash collateral for the loans.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	80.3%	$1,212,017,285
United Kingdom	5.3	80,805,309
Switzerland	4.5	68,188,983
France	2.1	32,287,496
Germany	1.6	23,647,396
Panama	1.2	17,496,000
Australia	0.9	13,089,586
Netherlands	0.8	11,901,715
Sweden	0.8	11,452,516
Finland	0.5	7,342,091
Israel	0.4	6,738,354

Long-Term Investments	98.4%	$1,484,966,731

Short-Term Investments		199,366,402

Total Investments		$1,684,333,133

The Portfolio did not have any open financial instruments at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,438,531,324

Gross unrealized appreciation	$250,625,131
Gross unrealized depreciation	(4,823,322)

Net unrealized appreciation	$245,801,809

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$67,786,000	$18,994,904		$—	$86,780,904
Consumer Staples	100,710,500	74,437,818		—	175,148,318
Energy	119,456,810	25,513,223		—	144,970,033
Financials	216,286,828	17,954,547		—	234,241,375
Health Care	158,377,813	64,153,554		—	222,531,367
Industrials	149,281,895	23,647,396		—	172,929,291
Information Technology	269,735,039	—		—	269,735,039
Materials	50,321,300	—		—	50,321,300
Telecommunication Services	38,343,200	18,640,069		—	56,983,269
Utilities	59,213,900	12,111,935		—	71,325,835

Total Common Stocks	$1,229,513,285	$255,453,446	*	$—	$1,484,966,731

Short-Term Investments	$—	$199,366,402		$—	$199,366,402

Total Investments	$1,229,513,285	$454,819,848		$—	$1,684,333,133

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Dividend Builder Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: May 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: May 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: May 24, 2010